Long-term Inventories	12 Months Ended
Dec. 31, 2013
Long-term Inventories
Long-term Inventories

5.                                      Long-term Inventories

	December 31	December 31,
	2012	2013
Work in progress	$—	$666
Finished goods	28	2,115
Long-term Inventories	$28	$2,781

Long-term inventories represent H5N1 vaccines with remaining shelf lives over one year and not expected to be sold within one year. These vaccines are for government stockpiling purposes. The amount of H1N1 vaccine with expired shelf lives was $1,099 as at December 31, 2012. Since government inspection has not been completed, a full provision of $1,099 (2011- $nil) was recognized as cost of sales in 2012.